VANECK BDC INCOME ETF

SCHEDULE OF INVESTMENTS

July 31, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 95.8%
Diversified Financials: 95.8%
Apollo Investment Corp. †	839,594	$9,655,331
Ares Capital Corp.	5,509,908	106,837,116
Bain Capital Specialty Finance, Inc. †	640,092	9,262,131
Barings BDC, Inc.	1,292,049	12,713,762
BlackRock TCP Capital Corp. †	763,661	9,881,773
Capital Southwest Corp.	338,335	6,759,933
Carlyle Secured Lending, Inc. †	624,371	8,485,202
Fidus Investment Corp. †	303,703	5,767,320
FS KKR Capital Corp. †	3,481,419	75,442,350
Gladstone Investment Corp. †	438,981	6,492,529
Goldman Sachs BDC, Inc. †	1,266,842	22,296,419
Golub Capital BDC, Inc. †	1,773,621	24,901,639
Hercules Capital, Inc. †	1,637,569	26,053,723
Main Street Capital Corp. †	642,344	28,918,327
New Mountain Finance Corp. †	1,131,588	14,631,433
Newtek Business Services Corp. †	319,387	6,742,260
Oaktree Specialty Lending Corp.	2,011,920	14,163,917
Owl Rock Capital Corp. †	4,420,675	56,982,501
PennantPark Floating Rate Capital Ltd. †	513,394	6,622,783
PennantPark Investment Corp. †	812,981	5,300,636
Prospect Capital Corp. †	3,151,360	24,265,472

	Number of Shares	Value
Diversified Financials (continued)
Sixth Street Specialty Lending, Inc.	958,326	$18,438,192
SLR Investment Corp.	608,129	8,702,326
TriplePoint Venture Growth BDC Corp. †	385,653	5,372,146
Total Common Stocks (Cost: $515,056,408)		514,689,221

CLOSED-END FUND: 4.2% (a) (Cost: $23,587,428)
Blackstone Secured Lending Fund	975,768	22,911,032
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $538,643,836)		537,600,253

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 19.3% (Cost: $103,596,584)
Money Market Fund: 19.3%
State Street Navigator Securities Lending Government Money Market Portfolio	103,596,584	103,596,584
Total Investments: 119.3% (Cost: $642,240,420)		641,196,837
Liabilities in excess of other assets: (19.3)%		(103,760,903)
NET ASSETS: 100.0%		$537,435,934

Footnotes:
†	Security fully or partially on loan. Total market value of securities on loan is $144,998,161.
(a)	The underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www. sec.gov.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Financials	100.0%	$537,600,253
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